Derivative Instruments and Hedging Activities (Outstanding Derivative Instruments) (Details) (USD $)							6 Months Ended	12 Months Ended
	Jun. 30, 2012 FTRs [Member]	Dec. 31, 2011 FTRs [Member]	Jun. 30, 2012 Heating Oil [Member] gal	Dec. 31, 2011 Heating Oil [Member] gal	Jun. 30, 2012 Forward Power Contracts [Member] MTM position [Member]	Dec. 31, 2011 Forward Power Contracts [Member] MTM position [Member]	Jun. 30, 2012 Forward Power Contracts [Member] Cash Flow Hedge [Member]	Dec. 31, 2011 Forward Power Contracts [Member] Cash Flow Hedge [Member]	Jun. 30, 2012 NYMEX Coal [Member]	Dec. 31, 2011 NYMEX Coal [Member]	Mar. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights	15,200	7,100
Sales of Units Derivative Instruments Financial Transmission Rights		(700)
Purchase of Volume Units Derivative Instruments Heating Oil Futures			630,000	2,772,000
Purchase of Units Derivative Instruments Forward Power Contracts Designated as Cash Flow Hedge							876,000	886,200
Sales of Units Derivative Instruments Forward Power Contracts Designated as Cash Flow Hedge							(1,595,200)	(341,600)
Purchase of Units Derivative Instruments Forward Power Contracts Not Designated as Hedged					1,981,100	1,769,400
Sales of Units Derivative Instruments Forward Power Contracts Not Designated as Hedged					(4,003,100)	(1,739,500)
Purchase of Volume Units Derivative Instruments Coal Contracts									860,300	2,015,000
Purchase of Derivative Instruments Interest Rate Swaps											$ 160,000,000	$ 160,000,000
Derivative, Nonmonetary Notional Amount	15,200	6,400	630,000	2,772,000	(2,022,000)	29,900	(719,200)	544,600	860,300	2,015,000
Notional Amount of Derivatives											$ 160,000,000	$ 160,000,000